7. Accrued Expenses and Other Current Liabilities (Details) (September 30, 2019) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Compensation expense	$ 1,087,557	$ 1,218,455
Taxes	205,121	981	$ 85,722
Rent	53,561	58,781
Revenue Sharing obligations	380,677	122,928
Event costs	107,753	61,740
Production costs	143,707	15,329
Unclaimed player prizes	420,993	380,120
Other accrued expenses	1,025,223	395,441
Other current liabilities	50,310	188,370
Total	$ 3,474,902	$ 2,442,145	$ 45,391